UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION      WASHINGTON D.C.  20549
			FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [X ]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.

Full Accession Number
0001179791-11-000002

Amend to 13F-HR/A Filing.

Institutional Investment Manager Filing this Report:
Name: CIM Investment Management, Inc
Address: 239 Fourth Ave Suite 1302
Pittsburgh, PA 15222

13F File Number: 28-10236

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Antoine Smalls
Title: Chief Compliance Officer
Phone: 412-765-2771

Antoine Smalls, Pittsburgh, PA  Novemeber 15, 2012

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT. [ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:0

Form 13F File Number          Name




FORM 13F SUMMARY PAGE Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 123
  Form 13F Information Table Value Total: $176,770   (thousands)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101      781     9046 SH       Sole                     9046
AFLAC Inc.                     COM              001055102      939    16640 SH       Sole                    16640
AT&T                           COM              00206R102     3211   109300 SH       Sole                   109300
Abbott Laboratories            COM              002824100     1366    28515 SH       Sole                    28515
Altria Group Inc.              COM              02209s103      803    32625 SH       Sole                    32625
American Elect. Power          COM              025537101      792    22010 SH       Sole                    22010
American Express Co.           COM              025816109     1014    23625 SH       Sole                    23625
Amgen Inc.                     COM              031162100      915    16667 SH       Sole                    16667
Aon Corporation                COM              037389103      329     7150 SH       Sole                     7150
Apache Corp.                   COM              037411105     1059     8885 SH       Sole                     8885
Apple Computer                 COM              037833100     4930    15284 SH       Sole                    15284
Auto Data Process              COM              053015103     1129    24400 SH       Sole                    24400
Avery Dennison Corp.           COM              053611109      490    11564 SH       Sole                    11564
Bank of America Corp.          COM              060505104     2857   214171 SH       Sole                   214171
Berkshire Hathaway             COM              084670702      801     9995 SH       Sole                     9995
Best Buy Co.                   COM              086516101      753    21965 SH       Sole                    21965
Biogen Idec Inc.               COM              09062X103      342     5100 SH       Sole                     5100
Boeing Co.                     COM              097023105     1328    20348 SH       Sole                    20348
Boston Property                COM              101121101     1015    11790 SH       Sole                    11790
Broadcom Corp.                 COM              111320107      650    14920 SH       Sole                    14920
CVS Corp.                      COM              126650100     1215    34930 SH       Sole                    34930
Carnival Cruise Lines          COM              143658300      995    21570 SH       Sole                    21570
Caterpillar Inc.               COM              149123101     1374    14673 SH       Sole                    14673
Charles Schwab Corp.           COM              808513105      867    50660 SH       Sole                    50660
ChevronTexaco Corp.            COM              166764100     3146    34472 SH       Sole                    34472
Cisco Systems, Inc.            COM              17275R102     1937    95737 SH       Sole                    95737
Citigroup - New                COM              172967424     1842   389404 SH       Sole                   389404
Coca Cola Co.                  COM              191216100     2457    37365 SH       Sole                    37365
Comcast Corp.-Cl A             COM              20030N101      998    45440 SH       Sole                    45440
ConocoPhillips                 COM              20825c104     2145    31501 SH       Sole                    31501
Corning Inc.                   COM              219350105      945    48915 SH       Sole                    48915
Danaher Corp.                  COM              235851102     1260    26705 SH       Sole                    26705
Devon Energy Corp.             COM              25179M103      686     8741 SH       Sole                     8741
DirectTV-Class A               COM              25490A101      860    21550 SH       Sole                    21550
Disney Walt Co.                COM              254687106     1719    45815 SH       Sole                    45815
Dominion Res. Inc/VA           COM              25746u109      987    23095 SH       Sole                    23095
Dover Corporation              COM              260003108     1132    19370 SH       Sole                    19370
Dow Chemical Co.               COM              260543103      830    24305 SH       Sole                    24305
Du Pont (E.I.)                 COM              263534109     1386    27789 SH       Sole                    27789
Duke Energy Corp.              COM              26441C204      991    55640 SH       Sole                    55640
EMC Corp.                      COM              268648102     1210    52820 SH       Sole                    52820
Ebay, Inc.                     COM              278642103      736    26445 SH       Sole                    26445
Exelon Corp.                   COM              30161N101      980    23545 SH       Sole                    23545
Express Scripts Holdings Co.   COM              30219G108      868    16060 SH       Sole                    16060
Exxon Mobil Corp.              COM              30231G102     5492    75115 SH       Sole                    75115
Fedex Corp.                    COM              31428X106      958    10305 SH       Sole                    10305
Ford Motor Co.                 COM              345370860     1203    71649 SH       Sole                    71649
General Electric Co.           COM              369604103     3369   184201 SH       Sole                   184201
Goldman Sachs Grp.             COM              38141g104     1974    11741 SH       Sole                    11741
Google Inc Cl-B                COM              38259p508     2486     4185 SH       Sole                     4185
Halliburton Company            COM              406216101     1156    28310 SH       Sole                    28310
Harman Industries              COM              413086109      738    15935 SH       Sole                    15935
Hewlett Packard Co.            COM              428236103     1562    37113 SH       Sole                    37113
Home Depot Inc.                COM              437076102     1455    41509 SH       Sole                    41509
Honeywell Intl., Inc.          COM              438516106     1275    23980 SH       Sole                    23980
Illinois Tool Works            COM              452308109     1216    22780 SH       Sole                    22780
Int'l Bus Machines             COM              459200101     3172    21615 SH       Sole                    21615
Intel Corporation              COM              458140100     2385   113423 SH       Sole                   113423
Intuitive Surgical Inc         COM              46120E602      662     2570 SH       Sole                     2570
Invesco LTD                    COM              G491BT108      792    32900 SH       Sole                    32900
JP Morgan Chase                COM              46625h100     3464    81664 SH       Sole                    81664
Johnson & Johnson              COM              478160104     1601    25885 SH       Sole                    25885
Johnson Controls               COM              478366107     1111    29085 SH       Sole                    29085
Juniper Networks               COM              48203R104      778    21060 SH       Sole                    21060
Kraft Foods Inc.               COM              50075N104     1011    32078 SH       Sole                    32078
Loews Corp                     COM              540424108     1416    36400 SH       Sole                    36400
McDonalds Corp.                COM              580135101     1545    20122 SH       Sole                    20122
Medtronic, Inc.                COM              585055106     1263    34049 SH       Sole                    34049
Merck & Co. Inc.               COM              58933Y105     2113    58639 SH       Sole                    58639
Metlife Inc.                   COM              59156R108     1694    38115 SH       Sole                    38115
Microsoft Corporation          COM              594918104     3401   121851 SH       Sole                   121851
Morgan Stanley                 COM              617446448      930    34170 SH       Sole                    34170
National Oilwell Varco         COM              637071101     1085    16130 SH       Sole                    16130
Newmont Mining Corp.           COM              651639106      572     9310 SH       Sole                     9310
News Corp-Cl A                 COM              65248E104     1294    88850 SH       Sole                    88850
Nike, Inc. - Class B           COM              654106103      951    11130 SH       Sole                    11130
Nokia Corp.                    COM              654902204      152    14710 SH       Sole                    14710
Occidental Pete                COM              674599105     1871    19077 SH       Sole                    19077
Oil States Intl                COM              678026105      223     3485 SH       Sole                     3485
Omnicom Group                  COM              681919106     1037    22650 SH       Sole                    22650
Oracle Systems Corp.           COM              68389X105     2189    69925 SH       Sole                    69925
PNC Bank Corp.                 COM              693475105      762    12545 SH       Sole                    12545
Pepsico Inc.                   COM              713448108     1903    29132 SH       Sole                    29132
Pfizer Inc.                    COM              717081103     2339   133563 SH       Sole                   133563
Philip Morris Intl.            COM              718172109     1939    33130 SH       Sole                    33130
Procter & Gamble               COM              742718109     3088    48006 SH       Sole                    48006
Qualcomm Inc.                  COM              747525103     1416    28614 SH       Sole                    28614
Schlumberger LTD               COM              806857108     2126    25461 SH       Sole                    25461
Simon Property Grp.            COM              828806109     1289    12960 SH       Sole                    12960
Southern Co.                   COM              842587107      905    23660 SH       Sole                    23660
Spectra Energy Corp            COM              847560109     1149    45995 SH       Sole                    45995
Stanley Black & Decker Inc     COM              854502101     1046    15636 SH       Sole                    15636
TJX Companies, Inc.            COM              872540109      845    19045 SH       Sole                    19045
Target Corp.                   COM              87612e106     1348    22410 SH       Sole                    22410
Texas Instruments              COM              882508104     1383    42542 SH       Sole                    42542
Thermo Fisher Scientific       COM              883556102      941    17005 SH       Sole                    17005
Time Warner Inc.               COM              887317303     1466    45556 SH       Sole                    45556
Trustco Bank Corp. NY          COM              898349105       76    12025 SH       Sole                    12025
Tyco Int'l Limited             COM              H89128104     1398    33744 SH       Sole                    33744
U.S. Bancorp                   COM              902973304     1015    37645 SH       Sole                    37645
Union Pacific Corp.            COM              907818108     1268    13685 SH       Sole                    13685
United Parcel Svc-Cl B         COM              911312106     1544    21275 SH       Sole                    21275
United Tech Corp.              COM              913017109     1919    24383 SH       Sole                    24383
UnitedHealth Group             COM              91324p102      763    21130 SH       Sole                    21130
Verizon Comm.                  COM              92343V104     2102    58737 SH       Sole                    58737
Viacom Inc.-Cl B               COM              92553P201      759    19170 SH       Sole                    19170
Visa Inc.                      COM              92826C839      672     9555 SH       Sole                     9555
Wal-Mart Stores                COM              931142103     1904    35310 SH       Sole                    35310
Wells Fargo & Co.              COM              949746101     3276   105698 SH       Sole                   105698
Whirlpool Corp.                COM              963320106      957    10770 SH       Sole                    10770
Wynn Resorts LTD               COM              983134107      797     7680 SH       Sole                     7680
Diamonds Trust Series I                         78467X109      942     8145 SH       Sole                     8145
IShares MSCI EAFE Index                         464287465     3659    62850 SH       Sole                    62850
IShares MSCI EAFE Index                         464288885      421     6885 SH       Sole                     6885
IShares MSCI Emerging Index                     464287234      431     9045 SH       Sole                     9045
IShares S&P 500 Growth Index                    464287309     1026    15627 SH       Sole                    15627
IShares S&P 500 Index                           464287200      497     3933 SH       Sole                     3933
IShares S&P MidCap 400                          464287507     4158    45853 SH       Sole                    45853
IShares S&P SmCap 600                           464287804     4094    59786 SH       Sole                    59786
Spyder Tr ser 1                                 78462F103     1174     9336 SH       Sole                     9336
Vanguard High Yield Corp-ADM                    922031760      988   173417 SH       Sole                   173417
Cabco Trust JCP 7.625%         PFD              126797208      251    10100 SH       Sole                    10100
GTRAX Global Total Return                       26243L105       67    10081 SH       Sole                    10081